FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

NOTE 22 – FINANCIAL AND CAPITAL RISK MANAGEMENT

Financial risk management

The Group’s activities expose it to a variety of financial risks, including the effects of changes in debt and equity market prices, foreign currency exchange rates and interest rates. The Group’s overall risk management programmes focus on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. Risk management is carried out under policies approved by Board of Directors.

NOTE 22 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

Foreign currency risk

The table below summarizes the Group’s exposure to foreign exchange rate risk at 31 December 2024 and 2023 in terms of TRY equivalents of foreign currency denominated assets and liabilities.

	As of 31 December 2024
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	435,244	11,717	44	36	447,041
Financial investments	2,355,222	—	—	—	2,355,222
Trade receivables and due from related parties	173,231	35,612	—	—	208,843
Other current assets	23	—	—	—	23

Total assets	2,963,720	47,329	44	36	3,011,129

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,395,124)	(13,574)	—	(32)	(1,408,730)
Other current liabilities	(25,027)	(238)	—	—	(25,265)

Total liabilities	(1,420,151)	(13,812)	—	(32)	(1,433,995)

Net foreign currency position	1,543,569	33,517	44	4	1,577,134

	As of 31 December 2023
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	6,306,978	4,598	127	78	6,311,781
Financial investments	2,487,275	—	—	—	2,487,275
Trade receivables and due from related parties	59,864	5,045	—	—	64,909
Other current assets	3,589	—	—	—	3,589

Total assets	8,857,706	9,643	127	78	8,867,554

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,779,315)	(14,874)	(517)	(46)	(1,794,752)
Short term provisions	(76,486)	—	—	—	(76,486)

Total liabilities	(1,855,801)	(14,874)	(517)	(46)	(1,871,238)

Net foreign currency position	7,001,905	(5,231)	(390)	32	6,996,316

NOTE 22 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

Foreign currency risk (Continued)

The Group is exposed to foreign exchange risk through the impact of rate changes in the translation of foreign currency denominated liabilities to local currency. These risks are monitored and limited by analysing foreign currency position through obtaining positions within the approved limits.

At 31 December 2024, if the US Dollar had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY154,357 thousand lower/higher (2023: Income before tax would have been TRY700,191 thousand higher/lower), mainly as a result of foreign exchange losses/gains on the translation of US Dollar assets and liabilities.

At 31 December 2024, if the Euro had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY3,352 thousand lower/higher (2023: Income before tax would have been TRY523 thousand lower/higher), mainly as a result of foreign exchange losses/gains on the translation of Euro assets and liabilities.

Credit risk

The substantial portion of the Group’s revenues was generated from transactions made via credit cards. Therefore, the resulting accounts receivable balances are secured by banks, the issuers of credit cards. In this context, the credit risk of the Group is substantially mitigated for credit card receivables. The Group also sells its products through BNPL receivables and loan receivables. Credit risk is monitored on an ongoing basis by the Group with an established policy, procedures and control relating to customer credit risk management.

As 31 December 2024 and 2023, expected credit loss from trade receivables and loan receivables are as follows:

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2024	Not due	months	months	months	12 months	Total
Trade receivables	3,385,115	289,205	268,028	288,555	60,859	4,291,762
Expected credit loss	14,528	17,187	47,163	87,480	60,140	226,498
Loan receivables	543,248	92,560	108,253	97,407	—	841,468
Expected credit loss	10,556	10,347	35,449	93,184	—	149,536

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2023	Not due	months	months	months	12 months	Total
Trade receivables	3,234,116	107,738	20,277	16,332	48,043	3,426,506
Expected credit loss	18,688	1,609	7,258	14,076	48,043	89,674

Funding risk

The ability to fund the existing and prospective debt requirements is managed by maintaining the availability of adequate funding lines from high quality lenders and supply financing arrangements.

NOTE 22 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

Liquidity risk

The Group maintains available line of credit limits with various banks that can be used in obtaining cash, letters of guarantee and cash for payments to suppliers. The Group generates negative working capital as a result of its operating model. The table below shows the Group’s liquidity risk arising from financial liabilities.

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2024	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	14,973,751	15,241,294	14,082,263	1,159,031	—
Lease liabilities	992,769	1,764,623	166,194	462,237	1,136,192
Bank borrowings	1,682,686	1,793,294	1,725,596	67,698	—
Wallet deposits	177,607	177,607	177,607	—	—
Due to related parties	12,941	12,941	12,941	—	—
	17,839,754	18,989,759	16,164,601	1,688,966	1,136,192

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2023	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	15,250,729	15,564,280	14,848,597	715,683	—
Lease liabilities	399,053	531,824	95,665	186,667	249,492
Bank borrowings	268,949	271,975	259,330	8,387	4,258
Wallet deposits	272,027	272,027	272,027	—	—
Due to related parties	6,697	6,697	6,697	—	—
	16,197,455	16,646,803	15,482,316	910,737	253,750

Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue its operations in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

Consistent with others in the industry, the Group monitors capital on the basis of the net debt to equity ratio. This ratio is calculated as net debt divided by equity. Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Net debt to equity ratios at 31 December 2024 and 2023 were as follows:

	2024	2023

Net debt (Note 24)	(4,074,724)	(7,272,831)
Total equity	3,321,480	4,768,513

Net debt to equity ratio	-123%	-153%